Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Hierarchy For Assets and Liabilities Measured on Recurring Basis

The following table presents the fair value hierarchy for the Group’s assets and liabilities that are measured and recorded at fair value on a recurring basis as of December 31, 2019 and 2020:

December 31, 2019	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balances at Fair Value
	(RMB in thousands)
Assets
Restricted time deposits-current portion	—	1,962,293	—	1,962,293
Restricted time deposits‑noncurrent portion	—	4,350	—	4,350
Guarantee derivative assets	—	—	280,998	280,998
Total assets	—	1,966,643	280,998	2,247,641

December 31, 2020	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balances at Fair Value
	(RMB in thousands)
Assets
Restricted time deposits-current portion	—	1,779,458	—	1,779,458
Loans at fair value	—	—	381,393	381,393
Total assets	—	1,779,458	381,393	2,160,851
Liabilities
Guarantee derivative liabilities	—	—	252,613	252,613
Total liabilities	—	—	252,613	252,613

Summary of Quantitative Information About The Significant Unobservable Inputs	The following table presents quantitative information about the significant unobservable inputs used for the Group’s Level 3 fair value measurement as of December 31, 2019 and 2020:

		Range of Inputs
		December 31, 2019			December 31, 2020
Financial Instrument	Unobservable Input	Minimum	Maximum	Weighted- Average	Minimum	Maximum	Weighted- Average
Guarantee derivatives	Cumulative loss rates(i)	1.4%	13.6%	3.3%	3.1%	13.3%	6.3%
	Margins on cost of guarantee services	35.0%	35.0%	35.0%	10.0%	10.0%	10.0%
Loans at fair value	Expected future recovery rates(ii)	N/A	N/A	N/A	9.8%	9.8%	9.8%

(i)	Expressed as a percentage of the original principal balance of the loans.
(ii)	Expressed as a percentage of the principal balance of the loans acquired/purchased.

Summary of Activities Related to Fair Value of the Guarantee Derivatives

The following table summarizes the activities related to fair value of the guarantee derivatives:

	For the Year Ended December 31,
	2018	2019	2020
	(RMB in thousands)
Fair value of guarantee derivative liabilities/(assets) at beginning of the year (Level 3)	30,958	52,434	(280,998)
Cash collection	449,778	1,108,398	1,107,646
Net cash payout	(231,275)	(1,151,504)	(1,281,477)
Change in fair value(i)	(197,027)	212,256	707,442
Transfers of financial guarantee contracts (Note2(j))	—	(502,582)	—
Fair value of guarantee derivative liabilities/(assets) at end of the year (Level 3)	52,434	(280,998)	252,613

(i)	Recognized as “Change in fair value of financial guarantee derivatives, net” on the Consolidated Statements of Operations.

Summary of Activities Related to Fair Value of the Loans Acquired or Purchased

The following table summarizes the activities related to fair value of the loans acquired or purchased:

For the Year Ended December 31, 2020
(RMB in thousands)
Fair value of loans acquired/purchased at beginning of the year (Level 3)	—
Fair value at inception of loans acquired/purchased	7,067,271
Cash collection	(6,638,596)
Change in fair value(i)	(47,282)
Fair value of loans acquired/purchased at end of the year (Level 3)	381,393

(i)	Recognized as “Change in fair value of loans at fair value” on the Consolidated Statements of Operations.

Schedule of Effect Adverse Change in Derivative Assets and Liabilities	The following table summarizes the effect adverse changes in estimate would have on the fair value of the guarantee derivative assets and liabilities as of December 31, 2019 and 2020, respectively, given hypothetical changes in the cumulative loss rates:

	As of December 31,
	2019	2020
	(RMB in thousands, except for percentages)
Weighted average cumulative loss rates(i)	3.3%	6.3%
Decrease/(increase) in fair value of guarantee derivative assets if the cumulative loss rates:
Increase by 10% (ii)	84,373	—
Decrease by 10% (ii)	(84,373)	—
Increase/(decrease) in fair value of guarantee derivative liabilities if the cumulative loss rates:
Increase by 10% (ii)	—	188,349
Decrease by 10% (ii)	—	(188,349)

(i)	Expressed as a percentage of the original principal balance of the loans.
(ii)	Expressed as a percentage of the original cumulative loss rates.

Summary of Effect Adverse Changes in Estimated Fair Value of the Loans	The following table summarizes the effect adverse changes in estimate would have on the fair value of the loans at fair value as of December 31, 2020, given hypothetical changes in the expected future recovery rates:

For the Year Ended December 31, 2020
(RMB in thousands, except for percentages)
Weighted average expected future recovery rates(i)	9.8%
Increase/(decrease) in fair value of loans at fair value if the expected future recovery rates:
Increase by 10% (ii)	38,139
Decrease by 10% (ii)	(38,139)

(i)	Expressed as a percentage of the principal balance of the loans acquired/purchased.
(ii)	Expressed as a percentage of the original expected future recovery rates.